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                            [HARBOR FUND LETTERHEAD]





                                                  September 11, 2002




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D. C.  20549

ATTENTION:  FILING DESK

RE:      HARBOR FUND
         COMBINED PROXY STATEMENT/PROSPECTUS AND
         COMBINED STATEMENT OF ADDITIONAL INFORMATION
         ON FORM N-14
         FILE NO. 333-97535 AND FILE NO. 811-4676

Gentlemen:

         On behalf of Harbor Fund (the "Trust") pursuant to the Securities Act of 1933, as amended and Rule 497(j) thereunder and the Investment Company Act of 1940, as amended, I hereby certify that the form of combined proxy statement/prospectus and combined statement of additional information, each dated September 9, 2002 that would have been filed under paragraph 497(b) or 497(c) does not differ from that contained in Pre-Effective Amendment No. 1 to the Trust's registration statement on Form N-14. Pre-Effective Amendment No. 1 was filed electronically on September 9, 2002.

         If you have any questions or comments concerning the foregoing please contact the undersigned at (419) 247-5209.

                                                         Sincerely,

                                                         /s/ Karen Brenner Wasil

                                                         Karen Brenner Wasil
                                                         Secretary